Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		$ 37,046
Average fair value of trading derivatives, Unfavourable		35,339
Year-end fair value, Favourable	$ 55,699	42,302
Year-end fair value, Unfavourable	65,900	42,203
Net derivative financial instruments, Year-end fair value, Favourable	20,771	16,336
Net derivative financial instruments, Year-end fair value, Unfavourable	16,190	15,727
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	55,699	42,302
Year-end fair value, Unfavourable	65,900	42,203
Less impact of master netting and collateral Year-end fair value, Favourable	42,929	28,961
Less impact of master netting and collateral Year-end fair value, Unfavourable	42,929	28,961
Net derivative financial instruments, Year-end fair value, Favourable	12,770	13,341
Net derivative financial instruments, Year-end fair value, Unfavourable	22,971	13,242
Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	40,673
Average fair value of trading derivatives, Unfavourable	39,481
Year-end fair value, Favourable	43,436	35,379
Year-end fair value, Unfavourable	40,685	35,702
Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	12,263	6,923
Year-end fair value, Unfavourable	25,215	6,501
Interest rate contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	9,922
Average fair value of trading derivatives, Unfavourable	11,217
Year-end fair value, Favourable	10,080	10,286
Year-end fair value, Unfavourable	8,919	9,625
Interest rate contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	121
Average fair value of trading derivatives, Unfavourable	23
Year-end fair value, Favourable	311	69
Year-end fair value, Unfavourable	48	3
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	9,243
Average fair value of trading derivatives, Unfavourable	10,631
Year-end fair value, Favourable	8,385	9,805
Year-end fair value, Unfavourable	8,300	9,427
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	5,130	2,839
Year-end fair value, Unfavourable	13,935	3,538
Interest rate contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	558
Average fair value of trading derivatives, Unfavourable	563
Year-end fair value, Favourable	1,384	412
Year-end fair value, Unfavourable	571	195
Foreign exchange and gold contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	19,392
Average fair value of trading derivatives, Unfavourable	18,234
Year-end fair value, Favourable	25,091	14,250
Year-end fair value, Unfavourable	24,426	15,209
Foreign exchange and gold contracts [member] | Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	7,132	4,043
Year-end fair value, Unfavourable	11,208	2,962
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	6,782
Average fair value of trading derivatives, Unfavourable	5,412
Year-end fair value, Favourable	8,624	4,823
Year-end fair value, Unfavourable	7,128	4,154
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	956	461
Year-end fair value, Unfavourable	1,078	236
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	12,148
Average fair value of trading derivatives, Unfavourable	12,461
Year-end fair value, Favourable	15,672	9,070
Year-end fair value, Unfavourable	16,722	10,796
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	6,176	3,582
Year-end fair value, Unfavourable	10,130	2,726
Foreign exchange and gold contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	462
Average fair value of trading derivatives, Unfavourable	361
Year-end fair value, Favourable	795	357
Year-end fair value, Unfavourable	576	259
Other derivative contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	11,359
Average fair value of trading derivatives, Unfavourable	10,030
Year-end fair value, Favourable	8,265	10,843
Year-end fair value, Unfavourable	7,340	10,868
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	3,555
Average fair value of trading derivatives, Unfavourable	4,041
Year-end fair value, Favourable	2,560	3,677
Year-end fair value, Unfavourable	3,648	5,049
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	1	41
Year-end fair value, Unfavourable	72	1
Other derivative contracts [member] | Derivatives [member] | Credit Derivative [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	487
Average fair value of trading derivatives, Unfavourable	25
Year-end fair value, Favourable	780	245
Year-end fair value, Unfavourable	25	30
Other derivative contracts [member] | Derivatives [member] | Commodity and other contracts [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	7,317
Average fair value of trading derivatives, Unfavourable	5,964
Year-end fair value, Favourable	4,925	6,921
Year-end fair value, Unfavourable	$ 3,667	$ 5,789